Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash Flows From Operating Activities
Net income (loss)		$ 7,257		$ 6,305		$ (793)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization		6,090		5,956		6,845
Impairments		405		27		6,601
Dry hole costs and leasehold impairments related to exploration only		421		95		566
Accretion on discounted liabilities		326		353		362
Deferred taxes		(444)		283		(3,681)
Undistributed equity earnings		594		152		(232)
Gain on dispositions		(1,966)		(1,063)		(2,177)
Other		(1,000)		191		(429)
Working capital adjustments
Decrease (increase) in accounts and notes receivable		505		235		(886)
Decrease (increase) in inventories		(67)		86		(55)
Decrease (increase) in prepaid expenses and other current assets		37		(55)		69
Increase (decrease) in accounts payable		(378)		(52)		265
Increase (decrease) in taxes and other accruals		(676)		421		622
Net Cash Provided by Operating Activities		11,104		12,934		7,077
Cash Flows From Investing Activities
Capital expenditures and investments		(6,636)		(6,750)		(4,591)
Increase (Decrease) In Capital Accrual Associated With Investing Activities		(103)		(68)		132
Proceeds from asset dispositions		3,012		1,082		13,860
Net Sales (Purchases) of Investments		(2,910)		1,620		(1,790)
Long-term advances/loans-related parties		0		0		0
Proceeds from Collection of Long-term Loans to Related Parties		127		119		115
Other		(108)		154		36
Net Cash Provided by (Used in) Investing Activities		(6,618)		(3,843)		7,762
Cash Flows From Financing Activities
Issuance of debt		0		0		0
Repayment of debt		(80)		(4,995)		(7,876)
Issuance of company common stock		(30)		121		(63)
Repurchase of company common stock		(3,500)		(2,999)		(3,000)
Dividends paid		(1,500)		(1,363)		(1,305)
Other		(119)		(123)		(112)
Net Cash Provided by (Used in) Financing Activities		(5,229)		(9,359)		(12,356)
Effect of Exchange Rate Changes on Cash and Cash Equivalents and Restricted Cash		(46)		(117)		232
Net Change in Cash and Cash Equivalents and Restricted Cash Increase (Decrease)		(789)		(385)		2,715
Cash and Cash Equivalents and Restricted Cash at beginning of period		6,151	[1]	6,325	[1]	3,610
Cash and Cash Equivalents and Restricted Cash at end of period	[1]	$ 5,362		6,151		6,325
Restatement Adjustment [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents and Restricted Cash at beginning of period				$ 6,536
Cash and Cash Equivalents and Restricted Cash at end of period						$ 6,536

[1]	See Notes to Consolidated Financial Statements.